LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
LEASE COMMITMENTS [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments in each of the years subsequent to December 31, 2013 are as follows:
Year Ending December 31,	Amount

2013	9,390
Total	$9,390